Financial Instruments - Summary of Maximum Exposure to Credit Risk for Trade Receivables Arising from Sales Transactions (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk for trade receivables	₺ 7,257,625	₺ 5,927,530
Receivable from subscribers [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk for trade receivables	2,472,596	3,061,130
Receivables from financial services [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk for trade receivables	4,248,120	2,396,372
Receivables from distributors and other operators [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk for trade receivables	516,352	376,204
Other [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk for trade receivables	₺ 20,557	₺ 93,824